UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MUNI FUNDS

MASSACHUSETTS

MONEY MARKET PORTFOLIO

FORM N-Q

DECEMBER 31, 2004

MASSACHUSETTS MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Education - 34.4%
$5,130,000	VMIG 1*	Massachusetts State College Building Authority MERLOT Series B-11
		AMBAC-Insured PART 2.05% VRDO	$5,130,000
		Massachusetts State DFA:
3,000,000	A-1+	Boston University XLCA-Insured Series R-1 2.00% VRDO	3,000,000
6,000,000	A-1+	Boston University XLCA-Insured Series R-3 2.00% VRDO	6,000,000
7,176,000	A-1+	Higher Education Smith College 1.98% VRDO	7,176,000
2,000,000	A-1+	Phillips Academy 1.97% VRDO	2,000,000
		Massachusetts State HEFA:
6,000,000	A-1+	Bentley College 2.00% VRDO	6,000,000
4,905,000	A-1	Berklee College of Music Series 385 MBIA-Insured PART
		1.99% VRDO	4,905,000
400,000	A-1+	Capital Asset Program Series B 1.95% VRDO	400,000
5,500,000	NR**	Harvard University Series EE 1.73% due 1/19/05 TECP	5,500,000
3,500,000	A-1+	Massachusetts Institute of Technology 2.00% VRDO	3,500,000
		Simmons College AMBAC-Insured:
4,390,000	VMIG 1*	MERLOT Series D PART 2.05% VRDO	4,390,000
1,000,000	A-1+	Series E 2.00% VRDO	1,000,000
3,600,000	A-1+	University of Massachusetts Series A 1.92% VRDO	3,600,000
		Williams College Issue:
4,900,000	A-1+	Series E 1.98% VRDO	4,900,000
4,000,000	AA+	Series I 1.05% due 4/1/05	4,000,000
4,100,000	VMIG 1*	Massachusetts State IFA Buckingham Browne Nichols 1.92% VRDO	4,100,000

			65,601,000

General Obligation - 16.5%
4,000,000	MIG 1*	Bridgewater & Raynham Regional School District 3.00% due 7/1/05	4,025,650
3,000,000	SP-1+	Brookline MA GO BAN 3.00% due 4/15/05	3,009,415
1,655,000	SP-1+	Holliston MA BAN 2.50% due 4/15/05	1,657,972
		Massachusetts State GO:
400,000	A-1+	Central Artery GO Series A 2.18% VRDO	400,000
700,000	A-1+	Central Artery GO Series B 2.18% VRDO	700,000
5,000,000	A-1	MSTC Series 02-209 FSA-Insured PART 2.03% VRDO (b)	5,000,000
1,000,000	A-1+	Series C 2.03% VRDO	1,000,000
6,000,000	MIG 1*	Milton GO BAN 3.00% due 8/5/05	6,044,023
1,200,000	MIG 1*	Peabody MA GO BAN 3.000% due 9/30/05	1,208,644
		Puerto Rico GDB TECP:
2,000,000	A-1	1.70% due 1/13/05	2,000,000
3,000,000	A-1	1.85% due 2/7/05	3,000,000
2,760,000	A-1	1.81% due 2/9/05	2,760,000
		Spencer East Brookfield Regional School District GO MBIA-Insured:
280,000	Aaa*	4.00% due 4/15/2005	282,210
160,000	Aaa*	4.20% due 4/15/2005	161,374
259,000	Aaa*	Tewksbury GO AMBAC-Insured 3.50% due 2/15/05	259,724

			31,509,012

Hospitals - 9.9%
9,320,000	VMIG 1*	Massachusetts State DFA Notre Dame Health Care Center 2.08% VRDO	9,320,000
		Massachusetts State HEFA:
2,500,000	A-1	Baystate Medical Center Series 834 FGIC-Insured PART 2.02% VRDO	2,500,000

See Notes to Schedule of Investments.

MASSACHUSETTS MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Hospitals - 9.9% (continued)
		Partners Healthcare:
$2,900,000	A-1+	Series D-4 1.95% VRDO	$2,900,000
400,000	A-1+	Series D-6 2.07% VRDO	400,000
3,700,000	A-1+	Series P-1 FSA-Insured 1.95% VRDO	3,700,000

			18,820,000

Housing - Multi-Family - 3.5%
1,000,000	A-1+	Canton Housing Authority MFH Arboretum Apartments FNMA
		1.95% VRDO AMT	1,000,000
		Massachusetts State HFA:
2,000,000	VMIG 1*	MFH Princeton Crossings FNMA 2.00% VRDO AMT	2,000,000
3,650,000	A-1+	Series F FSA-Insured 1.95% VRDO	3,650,000

			6,650,000

Housing - Single-Family - 2.5%
		Massachusetts State HFA Single Family:
4,272,000	VMIG 1*	Clipper Tax Exempt Trust Series 98-8 AMBAC-Insured 2.02% VRDO	4,272,000
400,000	VMIG 1*	FSA-Insured 1.98% VRDO AMT	400,000

			4,672,000

Industrial Development - 3.4%
		Massachusetts State DFA:
800,000	A-1+	Cider Mill Farms 2.05% VRDO AMT	800,000
3,055,000	NR**	Epichem Inc. Project 2.13% VRDO AMT	3,055,000
1,445,000	A-1+	Metalcrafters Inc. Series 1999 2.02% VRDO AMT	1,445,000
		Massachusetts State IFA:
750,000	A-1+	420 Newburyport Turnpike Series 1998 2.02% VRDO	750,000
500,000	NR**	Peterson American Corp. Project 2.13% VRDO AMT	500,000

			6,550,000

Lifecare Systems - 3.1%
		Massachusetts State DFA:
1,000,000	NR**	Assisted Living Facilities Whalers Cove Project Series A,
		2.03% VRDO AMT	1,000,000
500,000	A-1+	Carleton Williard Village 2.00% VRDO	500,000
		Massachusetts State HEFA
4,320,000	VMIG 1*	CIL Realty of Massachusetts Inc. Series 1999 1.98% VRDO	4,320,000

			5,820,000

Miscellaneous - 5.2%
		Massachusetts State DFA:
2,090,000	A-1+	Decas Cranberry Products Inc. 2.05% VRDO AMT	2,090,000
2,000,000	A-1+	Draper Laboratory Issue MBIA-Insured 1.97% VRDO	2,000,000
2,880,000	A-1+	Horner Millwork Corp. 2.05% VRDO AMT	2,880,000
3,000,000	P-1*	Revenue Notes 1.90% due 3/2/05 TECP	3,000,000

			9,970,000

Solid Waste - 4.6%
		Massachusetts State DFA:
		Solid Waste Disposal Newark Group Project:
1,500,000	A-1+	Series A 2.02% VRDO AMT	1,500,000

See Notes to Schedule of Investments.

MASSACHUSETTS MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Solid Waste - 4.6% (continued)
$7,300,000	A-1+	Series C 2.02% VRDO AMT	$7,300,000

			8,800,000

Transportation - 11.5%
		Massachusetts Bay Transportation Authority:
500,000	A-1+	1.95% VRDO	500,000
8,060,000	A-1+	2.00% VRDO	8,060,000
		Massachusetts Port Authority TECP:
4,000,000	A-1+	Series 2003A 1.80% due 4/4/05	4,000,000
2,000,000	A-1+	Series 2003B 1.82% due 3/8/05 AMT	2,000,000
		Massachusetts State Turnpike Authority PART:
4,259,000	VMIG 1*	Clipper Tax Exempt Trust Series 00-2 1.35% due 2/10/05	4,259,000
1,000,000	VMIG 1*	Series 334 MBIA-Insured PART 1.99% VRDO	1,000,000
2,000,000	VMIG 1*	Series 335 AMBAC-Insured 1.99% VRDO	2,000,000

			21,819,000

Water & Sewer - 4.8%
400,000	A-1+	Boston Water and Sewer Commission Series A 1.91% VRDO	400,000
		Massachusetts State Water Authority:
900,000	A-1+	Series B AMBAC-Insured 1.95% VRDO	900,000
5,800,000	A-1+	Series C FGIC-Insured 1.95% VRDO	5,800,000
2,000,000	A-1+	Series D FGIC-Insured 1.95% VRDO	2,000,000

			9,100,000

		TOTAL INVESTMENTS - 99.4%
		(Cost - $189,311,012***)	189,311,012
		Other Assets in Excess of Liabilities - 0.6%	1,224,734

		TOTAL NET ASSETS - 100.0%	$190,535,746

(a)	All ratings are by Standard & Poor’s Ratings Service (“Standard & Poor’s”), except for those identified by an asterisk (*), which are rated by Moody’s Investors Service (“Moody’s”).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Trustees.

**	Security has not been rated by either Standard & Poor’s or Moody’s. However, the Board of Trustees had determined this security to be considered a first tier quality issue due to enhancement features, such as insurance and/or irrevocable letters of credit.

***	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 4 through 6 for definitions of ratings and certain abbreviations.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Rating “AA” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to generic rating “Aa”, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Short–Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG 1 — Moody’s highest rate for short-term municipal obligations.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Abbreviations* (unaudited)

ABAG — Association of Bay Area Governments

AIG — American International Guaranty

AMBAC — Ambac Assurance Corporation

AMT — Alternative Minimum Tax

BAN — Bond Anticipation Notes

BIG — Bond Investors Guaranty

CDA — Community Development Authority

CGIC — Capital Guaranty Insurance Company

CHFCLI — California Health Facility Construction Loan Insurance

CONNIE — College Construction Loan LEE Insurance Association

COP — Certificate of Participation

CSD — Central School District

CTFS — Certificates

DFA — Development Finance Agency

EDA — Economic Development Authority

EFA — Educational Facilities Authority

ETM — Escrowed To Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FLAIRS — Floating Adjustable Interest Rate Securities

FNMA — Federal National Mortgage Association

FRTC — Floating Rate Trust Certificates

FSA — Federal Savings Association

GDB — Government Development Bond

GIC — Guaranteed Investment Contract

GNMA — Government National Mortgage Association

GO — General Obligation

HDC — Housing Development Corporation

HEFA — Health & Educational Facilities Authority

HFA — Housing Finance Authority

IBC — Insured Bond Certificates

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDR — Industrial Development Revenue

IFA — Industrial Finance Agency

INFLOS — Inverse Floaters

ISD — Independent School District

ISO — Independent System Operator

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corporation

MERLOT— Municipal Exempt Receipts Liquidity Optional Tender

MFH — Multi-Family Housing

MSTC — Municipal Securities Trust Certificates

MUD — Municipal Utilities District

MVRICS — Municipal Variable Rate Inverse Coupon Security

PART — Partnership Structure

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

Abbreviations* (unaudited) (continued)

PFA — Public Finance Authority

PFC — Public Finance Corporation

PSFG — Permanent School Fund Guaranty

Q-SBLF — Qualified School Bond Loan Fund

Radian — Radian Asset Assurance

RAN — Revenue Anticipation Notes

RAW — Revenue Anticipation Warrants

RDA — Redevelopment Agency

RIBS — Residual Interest Bonds

RITES — Residual Interest Tax-Exempt Securities

SPA — Standby Bond Purchase Agreement

SWAP — Swap Structure

SYCC — Structured Yield Curve Certificate

TAN — Tax Anticipation Notes

TCRS — Transferable Custodial Receipts

TECP — Tax Exempt Commercial Paper

TFA — Transitional Finance Authority

TOB — Tender Option Bond Structure

TRAN — Tax and Revenue Anticipation Notes

UFSD — Unified Free School District

UHSD — Unified High School District

USD — Unified School District

VA — Veterans Administration

VRDD — Variable Rate Daily Demand

VRDO — Variable Rate Demand Obligation

VRWE — Variable Rate Wednesday Demand

XLCA — XL Capital Assurance

*	Abbreviations may or may not appear on the schedule of investments.

Notes to the Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

The Massachusetts Money Market Portfolio (“Fund”), a separate investment fund of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Muni Funds

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2005

By:	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date:	February 28, 2005